Summary of Principal Accounting Policies - Various Policies (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Customer deposits
Customer deposits maturity period	12 months
Impairment of goodwill
Number of reporting units | segment	1
Revenue recognition
Rebates given to real estate brokers	$ 0
Contract assets, net of allowance for doubtful accounts of nil and $119,798 as of December 31, 2019 and 2020, respectively	$ 1,884,193	$ 829,723
Contracts of original duration of one year or less	true
Marketing and advertising expenses
Marketing and advertising expenses	$ 523,315,406	487,111,773	$ 300,773,157
Government subsidies
Cash subsidies included in other operating income	380,849	597,853	2,163,443
Movement of the allowance for doubtful accounts for accounts receivable
Balance at beginning of the year	16,108,520	18,195,382	21,827,663
Provisions for doubtful accounts	4,535,063	5,530,843	1,892,838
Write offs	(8,809,126)	(7,343,322)	(4,576,818)
Changes due to foreign exchange	849,322	(274,383)	(948,301)
Balance at end of the year	12,683,779	16,108,520	18,195,382
Movement of the allowance for other receivables in prepaid expenses and other current assets
Balance at beginning of the year	0
Provisions for doubtful accounts	335,386
Balance at end of the year	335,386	0
Expected credit loss for customer deposits	3,480
Expected credit loss for amount due from related parties	3,188
Government subsidies
Government subsidies
Cash subsidies included in other operating income	380,849	597,853	2,163,443
Other income, net
Foreign currency translation
Foreign exchange gain		412,236
Foreign exchange loss	815,656		3,800,728
Financing Component
Revenue recognition
Interest Income	$ 4,454,077	301,368
Buildings
Property and equipment, net
Estimated useful lives	P30Y
Motor vehicles
Property and equipment, net
Estimated useful lives	P5Y
Minimum | Furniture, fixtures and equipment
Property and equipment, net
Estimated useful lives	P3Y
Maximum | Furniture, fixtures and equipment
Property and equipment, net
Estimated useful lives	P5Y
Nonrecurring
Fair value of financial instruments
Fair value of assets	$ 0	0	0
Fair value of liabilities	0	0	$ 0
Customer A | Customer risk
Concentration of credit risk
Accounts receivable and contract assets	$ 146,284,590	$ 98,015,010